Shareholder Report, Average Annual Return (Details)	12 Months Ended	20 Months Ended
	Aug. 31, 2025	Aug. 31, 2025
TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	(41.69%)	(42.90%)
S&P 500® Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.88%	22.68%